Segment information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($) drilling_unit	Dec. 31, 2013 USD ($)	Dec. 31, 2015 drillship	Dec. 31, 2015 jack_up_rig	Dec. 31, 2015 drilling_unit	Dec. 31, 2015 submersible_rig
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of business segments | segment	1
Total operating revenues	$ 747.7	$ 1,263.7	$ 1,324.3
Number of offshore drilling units owned by Company				1	3	7	3
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	648.6	1,056.8	1,121.7
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	99.1	$ 148.9	176.4
Number of offshore drilling units owned by Company | drilling_unit		1				1
Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0.0	$ 58.0	0.0
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0.0	0.0	$ 26.2
Drilling units
Revenues from External Customers and Long-Lived Assets [Line Items]
West Rigel newbuild investment, classified as held for sale	2,738.0	2,923.5
Drilling units | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
West Rigel newbuild investment, classified as held for sale	$ 643.6	$ 671.9